Label	Element	Value
Pacific Funds Ultra Short Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED MAY 28, 2020

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2019

FOR CLASS A, CLASS C, CLASS I, AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds prospectus dated August 1, 2019 for Class A, Class C, Class I and Advisor Class Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information.  Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary Section

Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Funds Ultra Short Income
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Pacific Funds Ultra Short Income – In the Principal Risks subsection, Emerging Markets Risk is deleted.